Financial Liabilities at FVTPL - Summary Of Financial Liabilities Designated At FVTPL (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Time deposits	₩ 547,816	₩ 0